Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of financial instruments

The following table presents the Company’s financial instruments, measured at fair value on the consolidated statements of financial position as at December 31, 2021 and 2020 and categorized into levels of the fair value hierarchy:

		December 31, 2021		December 31, 2020
	Level	Carrying Value	Estimated Fair Value *	Carrying Value	Estimated Fair Value *
		$	$	$	$
FVTPL
Cash	1	18,851,244	18,851,244	171,271	171,271
Other financial liabilities
Accounts payable and accrued liabilities	2	700,999	700,999	1,034,213	1,034,213
FVTPL
Derivative warrant liability	3	4,597,332	4,597,332	—	—

*	The Company has determined that the carrying values of its short-term financial assets and financial liabilities, including cash and accounts payable and accrued liabilities, approximate their fair value due to the short-term nature of the instruments. Information on the fair value of the derivative warrant liability is included in Note 9(g).

The Company’s maximum exposure to credit risk at the financial position date under its financial instruments is summarized as follows:

Credit risk is the risk of financial loss to the Company if a customer of counterparty to a financial instrument fails to meet its obligations. The Company’s maximum exposure to credit risk at the financial position date under its financial instruments is summarized as follows:

	December 31, 2021	December 31, 2020
	$	$

Cash	18,851,244	171,271

The contractual maturities of these financial liabilities as at December 31, 2021 and 2020 are summarized below:

The contractual maturities of these financial liabilities as at December 31, 2021 and 2020 are summarized below:

	Payments due by period as of December 31, 2021
	Total	Less than 3 months	Between 3 months and 1 year	1-3 years
	$	$	$	$

Accounts payable and accrued liabilities	700,999	700,999	—	—

	700,999	700,999	—	—

	Payments due by period as of December 31, 2020
	Total	Less than 3 months	Between 3 months and 1 year	1-3 years
	$	$	$	$

Accounts payable and accrued liabilities	1,034,213	1,034,213	—	—

	1,034,213	1,034,213	—	—

As at December 31, 2021, the Company is exposed to currency risk on the following financial assets and liabilities denominated in US Dollars (“USD”) and British Pounds (“GBP”). The sensitivity of the Company’s net earnings due to changes in the exchange rate between the USD and GBP against the Canadian dollar is included in the table below in Canadian dollar equivalents:

As at December 31, 2021, the Company is exposed to currency risk on the following financial assets and liabilities denominated in US Dollars (“USD”) and British Pounds (“GBP”). The sensitivity of the Company’s net earnings due to changes in the exchange rate between the USD and GBP against the Canadian dollar is included in the table below in Canadian dollar equivalents:

	USD amount	GBP amount	Total
	$	$	$
Cash	13,813,058	—	13,813,058
Accounts payable and accrued liabilities	(76,178)	(143,900)	(220,078)
Net exposure	13,736,880	(143,900)	13,592,980

Effect of +/- 10% change in currency	1,373,688	(14,390)